INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
U.S.	$ 6,983,223	$ 1,981,773
Foreign	651,678	354,590
Income before income taxes	$ 7,634,901	$ 2,336,363